Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
SEGMENT INFORMATION
3.	Segment information

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s CEO is the CODM. Management, including the CODM, reviews operation results by the revenue and gross profit of different products or services, operating expenses and income from operations of difference products and services. Based on management’s assessment, the Company has determined that it has only one operating segment as defined by ASC 280, because the Company offers commercial printing products and services as by only one operational team. Moreover, the Company has determined that the production line for commercial printing is situated in the PRC, while the major sales operations are located in Hong Kong. Since the majority (approximately 90% of total revenue) of revenue is generated from Hong Kong, the Company considered that no geographical location disclosure was required.

The following table shows disaggregated revenue by major merchandise categories for the years ended December 31, 2022, 2023 and 2024, respectively:

	Years ended December 31,
	2022		2023		2024
	HK$	%	HK$	%	HK$	US$	%
Book products	59,052,540	45.8%	63,623,667	54.3%	87,370,909	11,247,977	56.9%
Novelty and packaging products	70,016,637	54.2%	53,641,929	45.7%	66,122,156	8,512,450	43.1%
	129,069,177	100.0%	117,265,596	100.0%	153,493,065	19,760,427	100.0%

The following table shows the disaggregated cost of revenue by major merchandise categories for the years ended December 31, 2022, 2023 and 2024, respectively:

	Years ended December 31,
	2022		2023		2024
	HK$	%	HK$	%	HK$	US$	%
Book products	46,337,683	45.7%	45,400,091	52.8%	66,529,934	8,564,946	56.3%
Novelty and packaging products	55,011,970	54.3%	40,505,641	47.2%	51,636,200	6,647,554	43.7%
	101,349,653	100.0%	85,905,732	100.0%	118,166,134	15,212,500	100.0%

The following table shows the disaggregated gross profit by major merchandise categories for the years ended December 31, 2022, 2023 and 2024, respectively:

	Years ended December 31,
	2022		2023		2024
	HK$	Gross profit %	HK$	Gross profit %	HK$	US$	Gross profit %
Book products	12,714,857	21.5%	18,223,576	28.6%	20,840,975	2,683,030	23.9%
Novelty and packaging products	15,004,667	21.4%	13,136,288	24.5%	14,485,956	1,864,897	21.9%
	27,719,524	21.5%	31,359,864	26.7%	35,326,931	4,547,927	23.0%